Authorised and issued share capital - Options Granted, WPP Share Option Plan 2015 (Details)	12 Months Ended
	Dec. 31, 2022 ADRs shares £ / shares	Dec. 31, 2022 shares ADRs $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	22,938,050	22,938,050	21,664,190	20,447,140
WSOP | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	21,299,025	21,299,025	19,608,150	17,940,725
WSOP | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	1,546,280	1,546,280
WSOP | Exercise price group 1 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	10,125	10,125
Exercise price per share (in pound per share) | £ / shares	£ 7.344
Exercise dates	2023-2027
WSOP | Exercise price group 1 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	226,670	226,670
Exercise price per (in ADR per share) | $ / shares		$ 48.950
Exercise dates	2023-2030
WSOP | Exercise price group 2 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	2,045,200	2,045,200
Exercise price per share (in pound per share) | £ / shares	£ 7.344
Exercise dates	2023-2030
WSOP | Exercise price group 2 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	366,420	366,420
Exercise price per (in ADR per share) | $ / shares		$ 52.600
Exercise dates	2025-2032
WSOP | Exercise price group 3 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	7,875	7,875
Exercise price per share (in pound per share) | £ / shares	£ 8.372
Exercise dates	2021-2025
WSOP | Exercise price group 3 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	136,260	136,260
Exercise price per (in ADR per share) | $ / shares		$ 53.140
Exercise dates	2021-2028
WSOP | Exercise price group 4 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,017,925	1,017,925
Exercise price per share (in pound per share) | £ / shares	£ 8.372
Exercise dates	2021-2028
WSOP | Exercise price group 4 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	189,600	189,600
Exercise price per (in ADR per share) | $ / shares		$ 62.590
Exercise dates	2022-2029
WSOP | Exercise price group 5 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	232,625	232,625
Exercise price per share (in pound per share) | £ / shares	£ 8.684
Exercise dates	2025-2029
WSOP | Exercise price group 5 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	294,270	294,270
Exercise price per (in ADR per share) | $ / shares		$ 73.780
Exercise dates	2023-2030
WSOP | Exercise price group 6 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,150,575	3,150,575
Exercise price per share (in pound per share) | £ / shares	£ 8.684
Exercise dates	2025-2032
WSOP | Exercise price group 6 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	131,040	131,040
Exercise price per (in ADR per share) | $ / shares		$ 88.260
Exercise dates	2020-2027
WSOP | Exercise price group 7 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	9,375	9,375
Exercise price per share (in pound per share) | £ / shares	£ 9.600
Exercise dates	2022-2026
WSOP | Exercise price group 7 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	90,250	90,250
Exercise price per (in ADR per share) | $ / shares		$ 115.940
Exercise dates	2018-2025
WSOP | Exercise price group 8 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,618,875	1,618,875
Exercise price per share (in pound per share) | £ / shares	£ 9.600
Exercise dates	2022-2029
WSOP | Exercise price group 8 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	111,770	111,770
Exercise price per (in ADR per share) | $ / shares		$ 105.490
Exercise dates	2020-2026
WSOP | Exercise price group 9 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	2,581,000	2,581,000
Exercise price per share (in pound per share) | £ / shares	£ 11.065
Exercise dates	2023-2030
WSOP | Exercise price group 10 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	8,250	8,250
Exercise price per share (in pound per share) | £ / shares	£ 13.085
Exercise dates	2020-2024
WSOP | Exercise price group 11 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,141,850	1,141,850
Exercise price per share (in pound per share) | £ / shares	£ 13.085
Exercise dates	2020-2027
WSOP | Exercise price group 12 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	802,475	802,475
Exercise price per share (in pound per share) | £ / shares	£ 15.150
Exercise dates	2018-2025
WSOP | Exercise price group 13 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	4,375	4,375
Exercise price per share (in pound per share) | £ / shares	£ 15.150
Exercise dates	2019-2025
WSOP | Exercise price group 14 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	6,750	6,750
Exercise price per share (in pound per share) | £ / shares	£ 17.055
Exercise dates	2019-2023
WSOP | Exercise price group 15 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	930,350	930,350
Exercise price per share (in pound per share) | £ / shares	£ 17.055
Exercise dates	2019-2026